Notes to the cash flow statements - Assets and liabilities over which control ceased (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Assets
Cash and balances with central banks	$ 65,667	$ 102,522
Loans	806,767	773,254
Other financial assets	5,456	6,219
Tax assets	2,147	2,095	$ 1,754
Intangible assets	10,746	10,886
Other assets	1,006	837
Total assets	1,077,544	1,029,774
Liabilities
Other financial liabilities	38,077	44,870
Provisions	2,505	2,777
Tax liabilities	569	780
Other liabilities	2,633	2,719
Total liabilities	1,005,492	957,235
Total equity attributable to owners of WBC	71,705	72,495
Assets and liabilities over which control ceased
Assets
Cash and balances with central banks		18	169
Loans			965
Other financial assets		18	66
Life insurance assets			2,366
Tax assets			39
Intangible assets		55
Other assets			168
Total assets		91	3,773
Liabilities
Other financial liabilities		22	34
Life insurance liabilities			185
Provisions		1	52
Tax liabilities			36
Other liabilities			213
Total liabilities		23	520
Total equity attributable to owners of WBC		68	3,253
Parent Entity
Assets
Cash and balances with central banks	58,400	93,466
Loans	710,043	678,021
Other financial assets	4,951	5,812
Tax assets	1,883	1,957	$ 1,646
Intangible assets	9,131	9,260
Other assets	837	705
Total assets	1,021,234	973,760
Liabilities
Other financial liabilities	33,917	38,780
Provisions	2,271	2,543
Tax liabilities	408	607
Other liabilities	2,065	2,177
Total liabilities	953,246	904,986
Total equity attributable to owners of WBC	$ 67,988	$ 68,774